Fair Value Measurements - Schedule of Warrants Private for Binomial Model (Details) - Level 3 [Member]	Mar. 28, 2023
Measurement Input, Price Volatility [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	9.3
Measurement Input, Share Price [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	10
Measurement Input, Expected Term [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	5.76
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	3.63
Measurement Input, Expected Dividend Rate [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	0